Basis of presentation	9 Months Ended
Sep. 30, 2022
Basis of presentation
Basis of presentation

2.Basis of presentation

2.1.	Statement of compliance and authorization of financial statements

The financial information contained in this report has been prepared in accordance with IAS 34 Interim Financial Reporting. The interim condensed consolidated financial statements are unaudited and in the management opinion, include all necessary adjustments for a fair presentation of the results of each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and notes for the year ended 31 December 2021 included in Form 20-F 2021.

Ecopetrol Business Group prepares its consolidated financial statements included within Form 20-F based on International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in Form 20-F 2022 which are the same as those used in the previous year.

These interim condensed consolidated financial statements were approved by the Company's Management on December 16, 2022.

2.2.Basis of consolidation

The interim condensed consolidated financial statements were prepared by consolidating all the subsidiary companies described in Exhibits 1 and 2, in which Ecopetrol exercises, directly or indirectly, control.

Control is achieved when the Ecopetrol Business Group:

-	Has power over the company (existing rights that give it the power to direct the relevant activities)
-	It is exposed to, or has rights to, variable returns from its relationship with the company and
-	Has the ability to use his power to affect his operating results. This occurs when the Company has less than most of the voting rights of an investee, and still has power over the investee to give it the practical ability to direct the relevant activities of the company unilaterally. The Ecopetrol Business Group considers all relevant facts and circumstances when evaluating whether the voting rights in an investee are sufficient to give it power, including:
a)	The percentage of voting rights of the Company relative to the size and dispersion of the percentages of other voting holders
b)	Potential voting rights held by the Company, other shareholders, or other parties
c)	Rights derived from contractual agreements and
d)	Any additional facts or circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns in previous shareholders' meetings.

Subsidiaries are consolidated from the date control is obtained until the date control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows related to transactions between Group companies were eliminated in consolidation. Unrealized profits and losses are also eliminated. Non-controlling interest represents the portion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

All business combinations are recognized using the acquisition method.

Acquisition of Interconexión Eléctrica S.A. E.S.P.

On August 20, 2021, Ecopetrol S.A completed the acquisition of Interconexión Eléctrica S.A. ESP ("ISA"). On such date, the closing conditions of the Inter-Administrative Agreement signed on August 11 between Ecopetrol S.A. and the Colombian Ministry of Finance and Public Credit ("MHCP") for the acquisition of $569,472,561 shares of ISA equivalent to 51.4% of the outstanding shares were fulfilled. On August 20, 2021, Ecopetrol S.A. acquired control of ISA. As ISA was controlled by the Ecopetrol Business Group´s controlling shareholders the transaction was between entities under common control.

The accounting for transactions under common control are not provided for in IFRS, therefore, the Ecopetrol Business Group evaluated the purpose of the transaction and concluded that since the transaction was not a mere corporate reorganization, had a commercial substance, was carried out at market conditions and settled in cash, it elected to recorded the transaction as a business combination pursuant to IFRS 3, Business Combinations.

During August 2022, the final purchase price allocation was completed, considering the new information obtained to the acquisition date. An update was made to the fair values calculated preliminarily as of December 31, 2021, of property, plant, and equipment, intangibles, deferred tax, goodwill, and the non-controlling interest of Interconexión Eléctrica S.A. E.S.P. (See Note 12 – Business combination).

Additionally, on July 12, 2022, the liquidation of Gasoducto de Oriente S.A. was registered in the Bogotá Chamber of Commerce, which is subsidiary of Inversiones de Gases de Colombia S.A.

2.3.Conflict between Russia and Ukraine

After weeks of heightened tensions between Russia and Ukraine, on February 24, 2022, Russia launched a full-scale military invasion of Ukraine. This war has increased volatility in the capital markets and has caused many raw materials to rise due to supply risk.

Ecopetrol's ability to access international and local capital markets, finance operations and potentially refinance debt maturities on terms acceptable to Ecopetrol could be affected due to price volatility in the oil and gas sector, the escalation military conflict between Ukraine and Russia, disruptions to Russia's energy exports as a result of sanctions, impacts to the global economy due to energy supply shocks, potential demand impacts from lockdowns or outbreaks of COVID-19, the lack of consensus among OPEC members, politics and uncertainty in the region, among others.

Likewise, the current situation of international crude oil prices (average price for the third quarter of 2022 of 97.7 USD/Bl of Brent) is being driven mainly by Russia's invasion of Ukrainian territory and the market expectations related to a possible global deacceleration.

Although high prices have favored the Company's income, they have also generated challenges in terms of inflation, high energy costs added to the international logistics crisis, which are beginning to generate pressure on operating costs and project execution times. Ecopetrol continues to permanently monitor the direct and indirect impacts to take actions to mitigate their effect.

2.4.Considerations on climate change and energy transition

On February 8, 2022, Ecopetrol communicated to the market its 2040 long-term strategy, called "Energy that Transforms", which comprehensively responds to current environmental, social and governance challenges, maintaining the focus on generating sustainable value for all your interest groups. Its objective is to consolidate an agile and dynamic organization that adapts in a timely manner to the changes facing the energy industry, the challenges of a world that advances in the generation and use of clean energy, traveling a path of opportunities for growth and leadership in the Americas.

“Energy that Transforms” positions Ecopetrol as an integrated energy group, which participates in all the links of the hydrocarbon chain and in linear infrastructure, both in energy transmission and road concessions, and hopes to continue diversifying into businesses that allow it to continue to reduce its carbon footprint and advance in meeting its goal of being a company with zero net carbon emissions by 2050 (scopes 1 and 2). The strategy is supported by four strategic pillars: (i) Grow with the Energy Transition, (ii) Generate Value with Sustainability, (iii) Cutting-Edge Knowledge and (iv) Competitive Returns.

Within the first three pillars described in the strategy, the following actions associated with the energy transition and climate change were included:

Grow with the energy transition

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On average, between USD $5,200 and USD $6,000 million will be invested annually by 2040. Between 2022 and 2024, organic investments will range between USD $17,000 and USD $20,000 million. In line with international best practices, the valuations of these investments in exploration and production projects incorporate a cost of greenhouse gas emissions under the internal CO2 price methodology, with a price curve that starts at $20 USD/ TonCO2e today and amounts to $40 USD/TonCO2e by 2030.

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Gas, as a fundamental source of energy in the energy transition, the 2022-2024 Plan includes investments in projects for more than USD $1,800 million. In the long term, it is expected to grow in its own production, seek new marketing options and venture into regasification and storage.

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Investments will be made for USD $2,600 million (15% of the total investments of the Business Group), mainly concentrated in Brazil (42%) and Colombia (25%), in addition to Peru and Chile. In this way, the continuity of ISA's 2030 Strategic Plan is guaranteed. This is how diversification towards low-emission businesses in the long term contemplates: (i) between 2019 and 2030, investment of USD $8.3 billion in current businesses and geographies and USD $2.2 billion in new geographies and (ii) achieving a participation of non-conventional renewable energies between 25% and 40% in the self-generation matrix by 2040.

The foregoing will be supported by, in addition to ISA, the gradual foray into emerging businesses aligned with new global trends, to mitigate the effects of climate change, such as the production of low-carbon hydrogen as an energy source, the capture, use and storage of (CCUS) and Natural Climate Solutions (NCS). Over the next three years, more than USD $200 million will be invested in green hydrogen projects in the Cartagena and Barrancabermeja refineries, and in CO2 capture projects through emerging technologies such as CCUS and SNC projects.

Generate value with sosTECnibilidad (sustainability + technology)

The 2022 - 2024 Plan (without ISA) includes investments of more than USD $1,400 million in projects for circular water management, decarbonization, energy efficiency, use of energy and alternative sources, improvement in the quality of fuels, and studies and pilots of green and blue hydrogen for applications in refineries and mobility.

In this sense, the Plan has a clear focus on supporting the energy transition strategy, including the incorporation of renewable energy sources for self-consumption, taking advantage of wind, solar and geothermal energy technologies, strengthening socio-environmental investment programs, deepening digital transformation and acceleration of the development and implementation of technologies to optimize operations throughout the chain.

The Business Group will increase its self-generation capacity with renewable energies in a range between 400 - 450 MW.

On the other hand, the long-term objectives include for environmental matters, achieve (i) a 25% reduction in GHG emissions by 2030 compared to 2019 (scopes 1 and 2), (ii) zero emissions CO2 equivalent emissions by 2050 (scopes 1 and 2), (iii) zero routine gas burning by 2030, (vi) zero water discharges by 2045 together with a reduction between 58% and 66% of freshwater intake for the operations. In terms of social component, it is expected to promote the generation of about 230,000 new non-oil jobs by 2040 and contribute to the education of 2 million young colombians. As a sign of this commitment, the Business Group will seek to continue improving its position among public companies globally within the Dow Jones Sustainability Index.

Cutting edge knowledge

This pillar seeks to develop the necessary capacities for sosTECnibilidad (sustainability + technology), through a comprehensive science, technology, and innovation (CT+i) strategy to contribute to diversification, increase clean energy, decarbonize operations, and enhance human talent.

As part of the goals of the 2022-2024 Plan, more than USD $240 million will be allocated to innovation, technology, and digital transformation projects, which include technologies for the management of produced water as a profitable and sustainable resource and a study for the capture of CO2 in natural sinks.